General information and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of accounting
Basis of accounting
The unaudited condensed consolidated financial statements have been presented in United States dollars (“USD” or “$”), which is the functional currency of Scorpio Tankers Inc. and all of its subsidiaries.
The unaudited condensed consolidated financial statements for the six months ended June 30, 2025 have been prepared in accordance with International Accounting Standard 34, or IAS 34, Interim Financial Statements, as issued by the International Accounting Standards Board, or IASB, using the same accounting policies as adopted in the preparation of the consolidated financial statements for the year ended December 31, 2024. These unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements prepared in accordance with International Financial Reporting Standards or IFRS.
Going concern
Going concern
The unaudited condensed consolidated financial statements have been prepared in accordance with the going concern basis of accounting as described further in the "Liquidity risk" section of Note 20.

Adoption of new and amended IFRS and International Financial Reporting Interpretations Committee interpretations
Adoption of new and amended IFRS and International Financial Reporting Interpretations Committee interpretations from January 1, 2025
Amendments to IAS 21 – Lack of Exchangeability - The amendments clarified how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as required the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable. The effective date was for annual periods beginning on or after January 1, 2025.
The adoption of these amendments did not have a significant impact on our financial statements.